Investments	9 Months Ended
Sep. 30, 2022
Disclosure of Investments Explanatory [Abstract]
Investments
6.	Investments

($000s)	January 1, 2022	Fair value through other comprehensive income (loss)	Loss of associate	Impairment		Additions		September 30, 2022
Current assets:
Investments in marketable securities	3,367	(72)	-	-		-		3,295

Non-current assets:
Investment in associate	2,429	-	(142)	(873	)(a)	39	(b)	1,453

($000s)	January 1, 2021	Fair value through other comprehensive income (loss)	Loss of associate	Impairment	Additions		December 31, 2021
Current assets:
Investments in marketable securities	3,826	(459)	-	-	-		3,367

Non-current assets:
Investment in associate	2,611	-	(221)		39	(c)	2,429

(a)	The Company accounts for its investment in Paramount, a publicly listed company, using the equity method. During the second quarter of 2022, the Company concluded that the fair value of its investment in Paramount, determined based on the closing share price on June 30, 2022, had declined significantly and recorded an impairment of $0.9 million (December 31, 2021- nil) in the consolidated statements of operations and comprehensive income (loss).
(b)	In 2022, the Company received 55,322 common shares of Paramount for payment of interest on the secured convertible notes accrued between July 1, 2021 and June 30, 2022.
(c)	During the year ended December 31, 2021, the Company received 30,086 common shares of Paramount for payment of interest on the secured convertible notes accrued between July 1, 2020 and June 30, 2021. Refer to note 7 for details on convertible notes receivable.

The Company holds common shares of several mining companies that were received as consideration for optioned mineral properties and other short-term investments, including one gold exchange traded receipt. These financial assets are recorded at fair value of $3.3 million (December 31, 2021 - $3.4 million) in the consolidated statements of financial position. At September 30, 2022, the Company revalued its holdings in its investments and recorded a fair value decrease of $0.07 million in the statement of operations and comprehensive income (loss).

Investment in associate relates to Paramount Gold Nevada Corp (“Paramount”). As at September 30, 2022, the Company holds a 5.65% (December 31, 2021 – 6.4%) interest in Paramount for which it accounts using the equity method on the basis that the Company has the ability to exert significant influence through its representation on Paramount’s board of directors. During the nine months ended September 30, 2022, the Company recorded its proportionate share of Paramount’s net loss of $0.1 million (nine months ended September 30, 2021 – $0.2 million) within equity loss of associate on the consolidated statements of operations and comprehensive income (loss). As at September 30, 2022, the carrying value of the Company’s investment in Paramount was $1.5 million (December 31, 2021 - $2.4 million).